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P-I-C
SMALL CAP.
GROWTH FUND

Semi-Annual Report
April 30, 1997

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P-I-C
SMALL CAP.
GROWTH FUND             MESSAGE TO SHAREHOLDERS
================================================================================

THE FOLLOWING IS AN INTERVIEW WITH THE MEMBERS OF THE INVESTMENT TEAM AT PROVIDENT INVESTMENT COUNSEL REGARDING THE PIC SMALL CAP. GROWTH FUND.

QUESTION: How did the Small Cap. Growth Fund perform relative to the overall market for the six months ended April 30?

ANSWER: The Fund returned -17.26% for the period as compared to the Russell 2000 Growth Index's return of -7.29%, a widely recognized index for Small Company stocks. The past 6 months have been the most volatile period in the Fund's history as investors moved away from smaller capitalization stocks to larger, more liquid issues during the period. As of the writing of this report we have seen a return to favor of small company stocks during the month of May. The Fund participated, returning 15.10% for the month as compared to the Russell 2000 Growth's return of more than 12.00%.

QUESTION: What caused the volatility in the Fund and the broad market during the period?

ANSWER: As we have discussed in previous communications, the broad market began to retreat from the highs reached early in 1997 as a result of concerns surrounding interest rates, a strong dollar and the predictability of corporate earnings going forward. Small stocks, particularly those of small growth companies, bore the brunt of this negative sentiment. Several portfolio holdings retreated in price without any negative fundamental news from the companies. Fund holdings like Fastenal, a distributor of industrial supplies, and Peoplesoft, a software manufacturer, are examples of stocks whose price retreated without any negative news and have since rebounded.

QUESTION: What has caused the more recent turnaround in performance of small stocks and the Fund in May?

ANSWER: We believe that the valuation levels of many of these small companies had become extremely attractive. As expected, those companies whose fundamentals continued throughout the correction were bought aggressively in May by investors when the macro economic environment proved more certain and investor confidence returned.

QUESTION:  What is the outlook for the Fund and the broad market going forward?

ANSWER:  We believe stock selection will be the critical factor in achieving


2
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P-I-C
SMALL CAP.
GROWTH FUND         MESSAGE TO SHAREHOLDERS
================================================================================

above average returns in the coming months. Recent evidence of select companies in the market reporting slowdowns or disappointments substantiates our belief in the importance of stock selection going forward. We feel this selective environment is advantageous to our growth style of investing, that is, investing in those companies with sustainable earnings growth, and we are excited about our prospects over the coming months. In addition we believe that valuations of small capitalization issues are very compelling at this time relative to larger capitalization issues as illustrated by the chart below.





   RELATIVE MULTIPLES FOR SMALL CAP ARE
     NEAR THE TROUGHS OF RECENT YEARS

12/78                              0.83
3/79                               0.91
6/79                               0.95
9/79                               0.95
12/79                              0.98
3/80                               0.93
6/80                               1.02
9/80                               1.14
12/80                              1.08
3/81                               1.22
6/81                               1.25
9/81                               1.15
12/81                              1.15
3/82                               1.12
6/82                               1.13
9/82                               1.11
12/82                              1.17
3/83                               1.26
6/83                               1.35
9/83                               1.37
12/83                              1.25
3/84                               1.23
6/84                               1.17
9/84                               1.16
12/84                              1.11
3/85                               1.12
6/85                               1.14
9/85                               1.11
12/85                              1.12
3/86                               1.1
6/86                               1.1
9/86                               1.06
12/86                              1.01
3/87                               1.06
6/87                               0.97
9/87                               0.96
12/87                              0.86
3/88                               1
6/88                               1.05
9/88                               1.04
12/88                              1.04
3/89                               1.08
6/89                               1.05
9/89                               1.02
12/89                              0.95
3/90                               0.96
6/90                               0.93
9/90                               0.88
12/90                              0.86
3/91                               0.98
6/91                               0.96
9/91                               1.01
12/91                              0.91
3/92                               0.97
6/92                               0.91
9/92                               0.92
12/92                              1.06
3/93                               1.06
6/93                               1.06
9/93                               1.11
12/93                              1.09
3/94                               1.07
6/94                               1.08
9/94                               1.11
12/94                              1.11
3/95                               1.05
6/95                               1.08
9/95                               1.11
12/95                              1.09
3/96                               1.05
6/96                               1.01
9/96                               0.97
12/96                              0.94
3/97                               0.89
5/97                               0.9

Russell 2000 Growth vs. Russell 1000 Growth - Relative P/E


                                                                               3
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P-I-C               STATEMENT OF ASSETS AND LIABILITIES
SMALL CAP.          as of April 30, 1997
GROWTH FUND

================================================================================

ASSETS
--------------------------------------------------------------------------------

Investment in P-I-C Small Cap. Portfolio, at value                  $178,594,068
Receivable from Provident Investment Counsel, Inc. (Note 3)                8,502
Prepaid expense                                                            3,274
--------------------------------------------------------------------------------
Total Assets                                                         178,605,844

================================================================================
LIABILITIES
--------------------------------------------------------------------------------

Deferred Trustees' compensation (Note 3)                                   6,584
Accrued expenses                                                          10,751
--------------------------------------------------------------------------------
Total Liabilities                                                         17,335

================================================================================
NET ASSETS
--------------------------------------------------------------------------------

Applicable to 9,428,356 shares of beneficial
      interest outstanding                                          $178,588,509

================================================================================
NET ASSET VALUE PER SHARE                                                $ 18.94
--------------------------------------------------------------------------------

================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                     $147,552,593
Accumulated net investment loss                                       (2,426,066)
Undistributed net realized gain on investments                         6,347,930
Net unrealized appreciation on investments                            27,114,052
--------------------------------------------------------------------------------
NET ASSETS                                                          $178,588,509
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.


4
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P-I-C          STATEMENT OF OPERATIONS
SMALL CAP.     Six Months ended April 30, 1997
GROWTH FUND


================================================================================

INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                    $ (457,123)

================================================================================
Expenses
--------------------------------------------------------------------------------
      Administration fees (Note 3)                                       207,196
      Transfer agent's fee                                                 9,521
      Trustees' fees                                                       6,199
      Audit fee                                                            5,108
      Reports to shareholders                                              3,223
      Legal fee                                                            3,086
      Custody and accounting services fee                                  3,000
      Registration fee                                                     2,480
      Miscellaneous                                                        2,480
--------------------------------------------------------------------------------
      Total expenses                                                     242,293
      Less, reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)                           (242,293)
--------------------------------------------------------------------------------
         Net expenses                                                       -0-
================================================================================
Net investment loss                                                     (457,123)

================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain from security transactions                     7,115,962
      Change in net unrealized depreciation on investments           (45,219,676)
--------------------------------------------------------------------------------
Net loss on investments                                              (38,103,714)

================================================================================
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ (38,560,837)
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.


                                                                               5
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P-I-C          STATEMENT OF CHANGES IN NET ASSETS
SMALL CAP.
GROWTH FUND

================================================================================
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Six Months          Year
                                                      ended            ended
From operations:                                 April 30, 1997  October 31, 1996
=================================================================================

Net investment loss                                 $ (457,123)     $ (1,029,669)
Net realized gain from security
      transactions                                   7,115,962        15,463,565
Change in net unrealized (depreciation)
      appreciation on investments                  (45,219,676)       18,564,877
---------------------------------------------------------------------------------
Net (decrease) increase in net assets
      resulting from operations                    (38,560,837)       32,998,773

=================================================================================
Distributions to shareholders:
From net realized capital gains                     (2,548,960)              -0-

=================================================================================
Transactions in shares of beneficial interest:
      Purchases of 1,739,183 and 1,863,518
            shares, respectively                    39,602,937        41,179,324
      Value of 110,728 and 0 shares
            issued in payment of
            dividends, respectively                  2,548,960               -0-
      Redemptions of 878,416 and 398,540
            shares, respectively                   (18,542,443)       (8,396,584)
---------------------------------------------------------------------------------
      Net increase in net assets resulting
            from share transactions                 23,609,454        32,782,740

=================================================================================
Total (decrease) increase in net assets            (17,500,343)       65,781,513

=================================================================================
NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                196,088,852       130,307,339
---------------------------------------------------------------------------------
End of period                                     $178,588,509      $196,088,852
---------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.


6
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P-I-C          FINANCIAL HIGHLIGHTS
SMALL CAP.
GROWTH FUND

=============================================================================================================================
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                           Six Months           Year              Year             Year       Sept. 30, 1993*
                                              ended            ended             ended            ended            through
                                         April 30, 1997    Oct. 31, 1996    Oct. 31, 1995     Oct. 31, 1994    Oct. 31, 1993
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
   of period                             $    23.19       $    18.69       $    12.90       $   13.05       $   12.83
Income from investment
   operations:
      Net investment loss                      (.02)            (.10)            (.07)           (.06)           (.01)
      Net realized and unrealized
         gain (loss) on investments           (3.94)            4.60             5.86            (.09)            .23
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.96)            4.50             5.79            (.15)            .22
-----------------------------------------------------------------------------------------------------------------------------
Less distributions from realized
   capital gains                               (.29)            -0-             -0-             -0-             -0-
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    18.94       $    23.19       $    18.69       $   12.90       $   13.05
=============================================================================================================================
Total return                                 (17.26%)          24.08%           44.88%          (1.15%)         19.50%++
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period
   (millions)                            $   178.6        $   196.1        $   130.3        $   84.3        $   82.6
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: +**
      Expenses                                 1.00%++          1.00%            1.00%           1.00%           1.00%++
      Net investment loss                      (.45%)++         (.60%)           (.51%)          (.49%)          (.79%)++



*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from P-I-C Small Cap. Portfolio. If the expense reimbursements and waivers, with respect to the Fund and P-I-C Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.24%, 1.25%, 1.34%, 1.47% and 1.22%, respectively.

++Annualized.


Unaudited. See Notes to Financial Statements.

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P-I-C          NOTES TO FINANCIAL STATEMENTS
SMALL CAP.     April 30, 1997
GROWTH FUND

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      P-I-C Small Cap. Growth Fund (the "Fund") is one of several series of P-I-C Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the P-I-C Small Cap. Portfolio (the "Portfolio"), a separate, registered management investment company having the same investment objective as the Fund. At April 30, 1997, the Fund owned 90.00% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets


8
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P-I-C          NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.     CONTINUED
GROWTH FUND

================================================================================

      and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $202,237 for the period ended April 30, 1997. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the six months ended April 30, 1997 was $40,056. ICAC receives an annual fee for its services at the rate of $10,000.

      First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.


4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the Fund's investment in the Portfolio aggregated $39,642,955 and $18,596,140, respectively.

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P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997


======================================================================================
                                                                         Percentage of
EQUITY SECURITIES - 85.6%                     Shares         Value        Net Assets
--------------------------------------------------------------------------------------
AIR FREIGHT .. 0.6%
--------------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.*                   57,800      $1,156,000        0.6%
======================================================================================
APPAREL AND SHOES .. 1.6%
--------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                      43,400         634,725        0.3%
Delia's, Inc.*                                24,400         414,800        0.2%
Coldwater Creek, Inc.*                        27,100         379,400        0.2%
Gadzooks, Inc.*                               31,100         866,913        0.4%
Just For Feet, Inc.*                          30,650         486,569        0.2%
Pacific Sunwear of California*                19,500         609,375        0.3%
--------------------------------------------------------------------------------------
         Total Apparel and Shoes                           3,391,782        1.6%
======================================================================================
AUTO PARTS .. 0.5%
--------------------------------------------------------------------------------------
Gentex Corp.*                                 50,000         900,000        0.5%
======================================================================================
BANKS .. 1.1%
--------------------------------------------------------------------------------------
Hamilton Bancorp., Inc.*                       6,800         130,900        0.1%
Sirrom Capital Corp.                          61,300       1,907,962        1.0%
--------------------------------------------------------------------------------------
         Total Banks                                       2,038,862        1.1%
======================================================================================
BUILDERS AND BUILDING PRODUCTS .. 0.8%
--------------------------------------------------------------------------------------
Diamond Home Services*                        16,000         180,000        0.1%
Palm Harbor Homes, Inc.*                      32,375         793,188        0.4%
Watsco, Inc.                                  24,900         619,388        0.3%
--------------------------------------------------------------------------------------
         Total Builders and Building Products              1,592,576        0.8%
======================================================================================
BUSINESS INFORMATION SERVICES .. 0.8%
--------------------------------------------------------------------------------------
Gartner Group, Inc., Class A*                 42,800       1,123,500        0.6%
Intelliquest Information Group, Inc.*         22,400         358,400        0.2%
--------------------------------------------------------------------------------------
         Total Business Information Services               1,481,900        0.8%

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P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

=======================================================================================
                                                                         Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value        Net Assets
---------------------------------------------------------------------------------------
BUSINESS SERVICES .. 4.7%
---------------------------------------------------------------------------------------
Accustaff Inc.*                              127,808     $ 2,332,495        1.2%
Corrections Corp. of America*                 43,900       1,432,237        0.7%
Elbit Vision Systems*                         42,900         418,275        0.2%
Forrester Research, Inc.*                     23,800         434,350        0.2%
Lason Holdings, Inc.*                         21,100         358,700        0.2%
NCO Grupo, Inc.*                              24,300         504,225        0.3%
Personnel Group of America, Inc.*             36,900         885,600        0.4%
Rental Service Corp.*                         23,800         440,300        0.2%
Romac International, Inc.*                    25,200         491,400        0.2%
Rural/Metro Corp.*                            25,600         736,000        0.4%
TMP Worldwide, Inc.*                          45,800         916,000        0.5%
Teletech Holdings, Inc.*                      17,000         301,750        0.2%
---------------------------------------------------------------------------------------
         Total Business Services                           9,251,332        4.7%
=======================================================================================
COMPUTER SERVICES .. 6.5%
---------------------------------------------------------------------------------------
Bisys Group, Inc.*                            36,000       1,152,000        0.6%
CCC Information Services Group*               38,500         452,375        0.2%
Cambridge Technology Partners, Inc.*          38,900       1,035,712        0.5%
Ciber, Inc.*                                  39,300       1,404,974        0.7%
Claremont Technology Group, Inc.*             16,300         220,050        0.1%
Envoy Corp.*                                  46,000         960,250        0.5%
Fiserv, Inc.*                                 78,500       2,963,375        1.5%
HBO & Co.                                     55,700       2,979,950        1.4%
HCIA, Inc.*                                    4,900         101,063        0.1%
Intelligroup, Inc.*                           37,200         367,350        0.2%
National Techteam, Inc.                       35,200         545,600        0.3%
Premiere Technologies, Inc.*                  23,600         563,450        0.3%
Renaissance Solutions, Inc.*                  10,400         226,200        0.1%
---------------------------------------------------------------------------------------
         Total Computer Services                          12,972,349        6.5%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

=======================================================================================
                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value       Net Assets
---------------------------------------------------------------------------------------
COMPUTER SOFTWARE .. 13.3%
---------------------------------------------------------------------------------------
Aspen Technology, Inc.*                       63,400     $ 1,925,774        1.0%
Baan Company, N.V.*                           45,600       2,451,000        1.1%
BDM International, Inc.*                      65,800       1,529,850        0.7%
CBT Group, PLC-ADR*                           18,900         919,013        0.5%
Dr. Solomon's Group*                          20,400         471,750        0.2%
Electronics For Imaging, Inc.*               115,600       4,537,300        2.2%
HNC Software, Inc.*                           48,000       1,272,000        0.6%
JDA Software Group, Inc.*                     55,800       1,408,950        0.7%
McAfee Associates*                            23,800       1,326,850        0.7%
Network General Corp.*                        92,100       1,266,375        0.6%
Parametric Technology Corp.*                  47,700       2,158,424        1.1%
Peoplesoft, Inc.*                             46,500       1,929,750        1.0%
Scopus Technology, Inc.                       17,000         454,750        0.2%
Synopsys, Inc.*                               72,380       2,307,112        1.2%
Transaction Systems Architects, Inc.,
   Class A*                                   66,300       1,989,000        1.0%
Vantive Corp.*                                20,000         397,500        0.2%
Wind River Systems, Inc.*                     24,400         561,200        0.3%
---------------------------------------------------------------------------------------
         Total Computer Software                          26,906,598       13.3%
=======================================================================================
COSMETICS .. 0.9%
---------------------------------------------------------------------------------------
Blyth Industries, Inc.*                       43,600       1,722,200        0.9%
=======================================================================================
CREDIT AND FINANCE .. 0.5%
---------------------------------------------------------------------------------------
First USA Paymentech, Inc.*                   38,000         916,750        0.5%
=======================================================================================
DISCOUNT .. 1.8%
---------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                     88,900       3,511,550        1.8%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

=======================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value       Net Assets
---------------------------------------------------------------------------------------
DRUGS .. 2.5%
---------------------------------------------------------------------------------------
Arqule, Inc.*                                 21,900       $ 309,338        0.2%
Capstone Pharmacy Services*                    8,500          71,719        0.0%
Dura Pharmaceuticals*                         77,600       2,250,400        1.0%
Jones Medical Industries, Inc.                33,375       1,176,468        0.6%
Kos Pharmaceuticals, Inc.*                    22,400         504,000        0.3%
Medicis Pharmaceutical Corp., Class A*        26,100         639,450        0.3%
---------------------------------------------------------------------------------------
         Total Drugs                                       4,951,375        2.5%
=======================================================================================
EDUCATIONAL PROGRAMS .. 1.7%
---------------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                  91,232       2,454,279        1.2%
Sylvan Learning Systems, Inc.*                33,650       1,013,706        0.5%
---------------------------------------------------------------------------------------
         Total Educational Programs                        3,467,985        1.7%
=======================================================================================
ELECTRICAL COMPONENT/SEMICONDUCTOR .. 2.7%
---------------------------------------------------------------------------------------
Anadigics, Inc.*                              43,800       1,237,350        0.6%
Etec Systems, Inc.*                           12,000         349,500        0.2%
Sawtek, Inc.*                                 19,600         580,650        0.3%
Vitesse Semiconductor, Inc.*                 104,450       3,290,175        1.6%
---------------------------------------------------------------------------------------
         Total Component/Semiconductor                     5,457,675        2.7%
=======================================================================================
ELECTRICAL EQUIPMENT/PERIPHER .. 0.4%
---------------------------------------------------------------------------------------
Computer Products, Inc.*                      26,800         458,950        0.2%
Ikos Systems, Inc.*                           31,300         516,450        0.2%
---------------------------------------------------------------------------------------
         Total Electrical Equipment/Peripher                 975,400        0.4%
=======================================================================================
ELECTRICAL PRODUCTS .. 0.2%
---------------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.*         23,700         450,300        0.2%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997


======================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value      Net Assets
--------------------------------------------------------------------------------------
ELECTRONICS .. 0.3%
--------------------------------------------------------------------------------------
Anicom, Inc.*                                 36,100       $ 297,825        0.1%
Xionics Document Technologies, Inc.*          16,900         196,463        0.2%
--------------------------------------------------------------------------------------
         Total Electronics                                   494,288        0.3%
======================================================================================
ENTERTAINMENT AND LEISURE ..7.1%
--------------------------------------------------------------------------------------
Condelwood Hotel Company, Inc.*               39,700         347,375        0.2%
Clear Channel Communications, Inc.*           64,700       3,137,950        1.5%
Extended Stay America, Inc.*                 142,861       2,160,772        1.1%
Fairfield Communities, Inc.*                  77,200       2,007,200        1.0%
HFS, Inc.*                                    77,200       4,574,100        2.3%
Interstate Hotels Co.*                        28,300         711,038        0.4%
LodgeNet Entertainment Corp.*                 40,000         360,000        0.2%
Rockshox, Inc.*                               14,900         224,431        0.1%
Suburban Lodges of America*                   39,700         640,163        0.3%
--------------------------------------------------------------------------------------
         Total Entertainment and Leisure                  14,163,029        7.1%
======================================================================================
FINANCE COMPANIES .. 0.2%
--------------------------------------------------------------------------------------
Ugly Duckling Corp.*                          22,700         320,638        0.2%
======================================================================================
FINANCIAL SERVICES .. 2.0%
--------------------------------------------------------------------------------------
BA Merchant Services, Inc.*                   49,300         690,200        0.3%
Concord EFS, Inc.*                            48,300         953,925        0.5%
Credit Acceptance Corp.*                      24,200         261,663        0.1%
NOVA Corp.*                                   27,000         486,000        0.2%
PMT Services, Inc.*                          119,000       1,413,125        0.7%
Pre-Paid Legal Services, Inc.*                34,900         497,325        0.2%
--------------------------------------------------------------------------------------
         Total Financial Services                          4,302,238        2.0%
======================================================================================
GAMING .. 0.2%
--------------------------------------------------------------------------------------
Dover Downs Entertainment                     26,200         429,025        0.2%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

======================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value      Net Assets
--------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS .. 6.4%
--------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                   194,600     $12,819,274        6.4%
======================================================================================
HOME FURNISHINGS .. 0.2%
--------------------------------------------------------------------------------------
Zag Industries Ltd.*                          33,100         459,262        0.2%
======================================================================================
INSURANCE .. 1.9%
--------------------------------------------------------------------------------------
Capmac Holdings, Inc.                         25,100         652,600        0.3%
Enhance Financial Services Group, Inc.        12,800         492,800        0.3%
HCC Insurance Holdings, Inc.                 101,600       2,552,700        1.3%
--------------------------------------------------------------------------------------
         Total Insurance                                   3,698,100        1.9%
======================================================================================
MEDICAL/DENTAL PRODUCTS ..1.3%
--------------------------------------------------------------------------------------
Cohr, Inc.*                                   23,700         527,325        0.3%
Henry Schein, Inc.*                           42,300       1,173,824        0.6%
ResMed Inc.*                                  15,000         262,500        0.1%
Safeskin Corp.*                               29,000         648,875        0.3%
--------------------------------------------------------------------------------------
         Total Medical/Dental Products                     2,612,524        1.3%
======================================================================================
MEDICAL/DENTAL SERVICES .. 6.5%
--------------------------------------------------------------------------------------
CRA Managed Care, Inc.*                       22,500         793,125        0.4%
National Surgery Centers, Inc.*               31,800         954,000        0.5%
Occusystems, Inc.*                            87,100       1,796,438        0.9%
Omnicare, Inc.                                33,600         819,000        0.4%
Orthodontic Centers of America, Inc.*         91,900       1,102,800        0.6%
PAREXEL International Corp.*                  45,600       1,276,800        0.6%
Pediatrix Medical Group, Inc.*                24,900         821,700        0.4%
Phymatrix Corp.*                              27,900         320,850        0.2%
Quintiles Transnational Corp.*                58,100       2,955,837        1.5%
Renal Care Group, Inc.*                       28,100         843,000        0.4%
Total Renal Care Holdings, Inc.*              34,400       1,105,100        0.6%
UroCor, Inc.*                                 10,200          94,350        0.0%
--------------------------------------------------------------------------------------
         Total Medical/Dental Services                    12,883,000        6.5%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

========================================================================================
                                                                         Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value        Net Assets
----------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS .. 0.5%
----------------------------------------------------------------------------------------
Boston Scientific Corp.*                      18,404       $ 887,993        0.4%
Ventana Medical Systems, Inc.*                18,400         181,700        0.1%
----------------------------------------------------------------------------------------
         Total Medical Instruments                         1,069,693        0.5%
========================================================================================
MISCELLANEOUS .. 0.2%
----------------------------------------------------------------------------------------
Trigen Energy Corp.                           13,100         319,313        0.2%
========================================================================================
MORTGAGE AND RELATED SERVICES .. 1.8%
----------------------------------------------------------------------------------------
Cityscape Financial Corp.*                    65,700         878,738        0.4%
ContiFinancial Corp.*                         26,000         747,500        0.5%
Insignia Financial Group, Inc., Class A*     108,100       1,891,750        0.9%
----------------------------------------------------------------------------------------
         Total Mortgage and Related Services               3,517,988        1.8%
========================================================================================
NETWORKING .. 0.2%
----------------------------------------------------------------------------------------
Yurie Systems, Inc.*                          43,500         418,688        0.2%
========================================================================================
OIL AND GAS PRODUCTION .. 0.7%
----------------------------------------------------------------------------------------
Swift Energy Co.*                             68,000       1,436,500        0.7%
========================================================================================
OIL FIELD SERVICES .. 0.5%
----------------------------------------------------------------------------------------
Chesapeake Energy Corp.*                      70,900       1,072,362        0.5%
========================================================================================
PHARMACEUTICALS .. 0.1%
----------------------------------------------------------------------------------------
Applied Analytical Industries, Inc.*           7,900         104,675        0.1%
========================================================================================
POLLUTION CONTROL .. 2.4%
----------------------------------------------------------------------------------------
Newpark Resources, Inc.*                      26,500       1,189,188        0.6%
Republic Industries, Inc.*                    56,652       1,405,678        0.7%
Tetra Technologies*                           25,400         590,550        0.3%
United Waste Systems, Inc.*                   49,800       1,680,750        0.8%
----------------------------------------------------------------------------------------
         Total Pollution Control                           4,866,166        2.4%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

========================================================================================
                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value       Net Assets
----------------------------------------------------------------------------------------
PUBLISHING/ADVERTISING .. 0.2%
----------------------------------------------------------------------------------------
Getty Communications, PLC-ADR*                26,800       $ 368,500        0.2%
========================================================================================
SPECIALTY .. 3.3%
----------------------------------------------------------------------------------------
Barnett, Inc.*                                28,300         523,550        0.3%
CDW Computers Centers, Inc.*                  20,800         998,400        0.5%
Fastenal Co.                                  62,900       2,453,100        1.2%
Guitar Center, Inc.*                          41,000         579,125        0.3%
Hibbett Sporting Goods, Inc.*                 48,000         768,000        0.4%
Marks Bros. Jewelers, Inc.*                   20,700         230,288        0.1%
Starbucks Corp.*                              15,300         457,088        0.2%
West Marine, Inc.*                            23,300         605,800        0.3%
----------------------------------------------------------------------------------------
         Total Specialty Chains                            6,615,351        3.3%
========================================================================================
TELECOMMUNICATIONS .. 5.9%
----------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*          37,100       1,479,362        0.7%
Aspect Telecommunications Corp.*              45,100         800,525        0.5%
Davox Corp.*                                  19,000         627,000        0.4%
MRV Communications, Inc.*                     79,300       1,635,563        0.8%
Pairgain Technologies, Inc.*                  78,000       2,028,000        1.0%
P-Com, Inc.*                                  65,700       1,880,663        0.9%
Remec, Inc.*                                  34,300         788,900        0.4%
Tel-Save Holdings, Inc.*                     132,100       1,849,400        0.9%
USCS International, Inc.*                     30,400         501,600        0.3%
----------------------------------------------------------------------------------------
         Total Telecommunications                         11,591,013        5.9%
========================================================================================
TELEPHONE .. 0.2%
----------------------------------------------------------------------------------------
McLeod, Inc.*                                 24,900         457,538        0.2%
========================================================================================
TEXTILES AND SHOES .. 2.6%
----------------------------------------------------------------------------------------
St. John Knits, Inc.*                         15,000         575,625        0.3%
Tommy Hilfiger Corp.*                        115,300       4,583,175        2.3%
----------------------------------------------------------------------------------------
         Total Textiles and Shoes                          5,158,800        2.6%

[P-I-C LOGO]

P-I-C
SMALL CAP.          STATEMENT OF NET ASSETS
PORTFOLIO           as of April 30, 1997

                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value       Net Assets
-------------------------------------------------------------------------------------
TOBACCO .. 0.3%
-------------------------------------------------------------------------------------
Consolidated Cigar Holdings, Inc.*            27,800    $    639,400        0.3%
-------------------------------------------------------------------------------------
         Total Equity Securities
           (Cost $143,372,655)                           170,961,999       85.6%

SHORT-TERM INVESTMENTS - 14.6%
=====================================================================================
COMMERCIAL PAPER .. 13.0%                  Principal
                                             Amount
-------------------------------------------------------------------------------------
American Express Credit Corp.,
   5.5600%, 5/8/1997                      $6,000,000       6,000,000        3.0%
Ford Motor Credit Co.,
   5.2295%, 5/15/1997                      7,000,000       7,000,000        3.5%
General Electric Capital Corp.,
   5.5261%, 5/22/1997                      6,000,000       6,000,000        3.0%
Prudential Funding Corp.,
   5.5093%, 5/15/1997                      7,000,000       7,000,000        3.5%
-------------------------------------------------------------------------------------
         Total Commercial Paper
         (Cost $26,000,000)                               26,000,000       13.0%
=====================================================================================
REPURCHASE AGREEMENT .. 1.6%
-------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 4.99%, dated 4/30/1997,
due 5/1/1997 (collateralized by $3,236,375
U.S. Treasury Bill, 7.87%, due 2/15/2021
(Cost $3,155,900)                          3,155,900       3,155,900        1.6%
-------------------------------------------------------------------------------------
         Total Investments
         (Cost $172,528,555) 100.2%                      200,117,899      100.2%

[P-I-C LOGO]

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

================================================================================

                                                                   Percentage of
OTHER ASSETS - 0.2%                                     Value        Net Assets
--------------------------------------------------------------------------------
Cash                                               $         45
Receivables:
   Investment securities sold                           336,048
   Dividends and interest                               105,507
Prepaid insurance                                         5,127
Deferred organization costs                              15,042
Other assets                                             13,254
--------------------------------------------------------------------------------
         Total assets                                   475,023          0.2%
================================================================================

LIABILITIES - (0.4%)
--------------------------------------------------------------------------------
Payable for investment securities purchased             600,732
Deferred Trustees' compensation (Note 3)                 11,407
Accrued expenses                                        177,064
--------------------------------------------------------------------------------
         Total liabilities                              789,203        (0.4)%
================================================================================

TOTAL NET ASSETS - 100.0%                          $199,803,719        100.0%
--------------------------------------------------------------------------------

*Non-income producing security.


Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]

P-I-C                  STATEMENT OF OPERATIONS
SMALL CAP.             Six Months ended April 30,1997
PORTFOLIO

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
      Dividends                                                     $     67,444
      Interest                                                           525,400
--------------------------------------------------------------------------------
      Total income                                                       592,844
================================================================================
Expenses:
--------------------------------------------------------------------------------
      Investment advisory fee (Note 3)                                   858,350
      Administration fees                                                107,294
      Accounting services fee                                             43,941
      Custodian fee                                                       32,828
      Trustees' fees                                                       8,480
      Audit fee                                                            8,083
      Miscellaneous                                                        5,307
      Amortization of organization costs                                   4,959
      Legal fee                                                            3,696
--------------------------------------------------------------------------------
      Total expenses                                                   1,072,938

================================================================================
Net investment loss                                                     (480,094)

================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain from security transactions                     3,925,861
      Change in net unrealized depreciation on
            investments for the period                               (45,162,195)
--------------------------------------------------------------------------------
Net loss on investments                                              (41,236,334)

================================================================================
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                     $(41,716,428)
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]

P-I-C                 STATEMENT OF CHANGE IN NET ASSETS
SMALL CAP.
PORTFOLIO


====================================================================================
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------
                                                    Six Months            Year
                                                       ended              ended
From operations:                                  April 30, 1997    October 31, 1996
------------------------------------------------------------------------------------

      Net investment loss                           $ (480,094)     $ (1,037,169)
      Net realized gain from security
            transactions                             3,925,861        14,963,528
      Change in net unrealized (depreciation)
            appreciation on investments            (45,162,195)       18,982,622
------------------------------------------------------------------------------------
      Net (decrease) increase in net assets
            resulting from operations              (41,716,428)       32,908,981

====================================================================================

Transactions in interests:
      Contributions by Holders                      58,928,644        57,035,094
      Withdrawals by Holders                       (18,709,173)      (18,975,416)
------------------------------------------------------------------------------------
      Net increase in net assets from
            transactions in interests               40,219,471        38,059,678

====================================================================================

Total (decrease) increase in net assets             (1,496,957)       70,968,659


====================================================================================
NET ASSETS:
------------------------------------------------------------------------------------
Beginning of period                                201,300,676       130,332,017
------------------------------------------------------------------------------------
End of period                                     $199,803,719      $201,300,676
------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]

P-I-C                  NOTES TO FINANCIAL STATEMENTS
SMALL CAP.             April 30, 1997
PORTFOLIO

1 - ORGANIZATION
--------------------------------------------------------------------------------
      P-I-C Small Cap. Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.


      A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

      C. Deferred Organization Expense. Organization costs of the Portfolio are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

      D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported

[P-I-C LOGO]

P-I-C               NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.          CONTINUED
PORTFOLIO

================================================================================
            on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

      E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

      PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the six months ended April 30, 1997, PIC received $858,350 in fees from the Portfolio. ICAC receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $107,294 for the six months ended April 30, 1997.

      On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

[P-I-C LOGO]

P-I-C                  NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.             CONTINUED
PORTFOLIO

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the six months ended April 30, 1997, purchases and sales of investment securities, other than short-term obligations, were $94,029,054 and $65,500,963, respectively. The cost of securities for federal income tax purposes was $172,528,555. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, were as follows:

            Unrealized appreciation                                $38,357,190
            Unrealized depreciation                                (10,767,846)
                                                                   ===========
                     Net unrealized appreciation                   $27,589,344
                                                                   ===========

5 - SELECTED RATIO DATA

------------------------------------------------------------------------------------------------------------
                                   Six Months          Year          Year         Year        Sept. 30, 1993*
                                     ended            ended         ended         ended           through
                                 April 30, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994  Oct. 31, 1993
============================================================================================================
Ratios to average net assets:++
   Operating expenses                1.00%+           1.00%         1.00%          1.00%          1.00%+
   Net investment loss               (.45%)+          (.59%)        (.51%)         (.49%)         (.79%)+

Portfolio turnover rate             35.70%           53.11%        45.45%         63.89%          6.06%

Average commission rate
   paid per share**               $0.0311          $0.0307             -              -              -

*Commencement of operations.

++Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

[P-I-C LOGO]

P-I-C                   TRUSTEES AND OFFICERS
SMALL CAP.
GROWTH FUND

TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P-I-C SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P-I-C SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP


This report is intended for the information of shareholders of P-I-C Small Cap. Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.

28